OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

17.    OTHER PAYABLES AND ACCRUALS

Other payables and accruals are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Payables for purchase of property, plant and equipment	6,412,134	9,497,061
Freight payables	1,359,813	1,110,279
Liabilities in the Trusts (Note 22)	—	668,083
Accrued utilities, rentals and interest	629,977	555,534
Value-added tax and other tax payables	329,078	513,586
Payables for investments	—	295,647
Commission payables	13,587	262,222
Accrued warranty cost	221,699	261,268
Customs duties	147,759	98,363
Accrued professional service fees	34,110	55,795
Contracted labor fees	20,015	28,323
Insurance premium payables	1,853	6,780
Others	44,359	83,961
Total	9,214,384	13,436,902